[GUGGENHEIM LETTERHEAD]

January 4, 2013

VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, D.C. 20549
Re:	Claymore Exchange-Traded Fund Trust 2 (the “Registrant”)
File Number: 333-135105, 811-21910

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on December 27, 2012, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 27, 2012, accession number 0000891804-12-001577.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

Claymore Exchange-Traded Fund Trust 2

By: /s/ Stevens Kelly
Stevens Kelly
Assistant Secretary